Expense Example, No Redemption	Apr. 30, 2026 USD ($)
Defiance Quantum ETF | Defiance Quantum ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	505
Defiance Space and Connective Tech ETF | Defiance Space and Connective Tech ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	31
Expense Example, No Redemption, 3 Years	97
Expense Example, No Redemption, 5 Years	169
Expense Example, No Redemption, 10 Years	381
Defiance Drone and Modern Warfare ETF | Defiance Drone and Modern Warfare ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859